NOTES PAYABLE - FINANCIAL INSTITUTIONS	6 Months Ended
Jun. 30, 2024
Notes Payable To Financial Institutions [Abstract]
NOTES PAYABLE – FINANCIAL INSTITUTIONS
NOTE 6 – NOTES PAYABLE – FINANCIAL INSTITUTIONS

United States of America

The Company’s U.S subsidiary secured a three-year credit facility with its primary bank in September 2023. The credit facility has a maximum borrowing base limit of $7,500. The borrowing base limitation is equivalent to: (i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00. Borrowings on the credit facility are subject to interest at SOFR plus 2.65% and a minimum annual interest charge of $60. As of June 30, 2024 and December 31, 2023, the Company has no outstanding balances under the credit facility and the unused available amount of the line is $7,500.

Europe

The Company has a credit arrangement in Sweden to provide it with up to 4,000 SEK ($376 as of June 30, 2024) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and are subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of June 30, 2024, and December 31, 2023, the Company had 1,733 SEK and 2,098 SEK ($163 and $209) respectively, in outstanding borrowings under the line of credit facility.

On November 2023, the Company entered into a loan agreement with a commercial bank in Spain to provide it with up to €1,000 ($1,099 as of December 31, 2023). The interest rate will be determined by the bank at the time the loan will be taken. The loan agreement expires in November 2024. As of June 30, 2024 and December 31, 2023 the outstanding balances regarding those loans are €900 and €0 ($968 and $0), respectively.

During the period ended December 31, 2023 from time to time, the Company has been taking revolving short term loans of variable amounts from the same commercial bank. The loans ranged between €250 to €1,415 ($269 and $1,522) as of June 30, 2024 with interest rates between 5.25% to 5.90% and for periods between three to six months. On December 2023, an agreement with the commercial bank was extended, to provide loans up to €1,500 ($1,613) as of June 30, 2024. The exact interest rate will be determined at the time the loan is taken. These loans can be used only for paying different taxes to the Spanish tax authorities. The loan agreement can be terminated by both sides at any time. As of June 30, 2024 and December 31, 2023 the outstanding balances regarding those loans are €334 and €0 ($359 and $0) as of June 30, 2024, respectively, with an interest rate of 4.28%.

On March 2024, the Company entered into a factoring agreement with the same commercial bank to provide it with up to €2,250 ($2,419) as of June 30, 2024. Borrowings on the factoring facility are subject to interest at EUROBIR plus 0.6% and additional commission of 0.2%. The loan agreement is for one year with possible extensions and can be terminated with a notice of 15 days by each party. As of June 30, 2024 the outstanding balance regarding e factoring agreement is €1,744 ($1,875) as of June 30, 2024, with an interest rate of 4.37%.

On June 2024, the Company entered into a factoring agreement with a commercial institution in Germany to provide it with up to €9,800 ($10,538) as of June 30, 2024. Borrowings on the factoring facility are subject to interest at EUROBIR plus 3.0% and 1.5% for the unused balance. The loan agreement has no expiration date and can be terminated with a notice of 14 days by each party. As of June 30, 2024, the Company had no outstanding balances under the factoring agreement.